Note Payable (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Note payable total	$ 144,353	$ 181,892
Note payable for the acquisition of certain tangible and intangible assets of Pig's Eye Brewery [Member]
Debt Instrument [Line Items]
Note payable total			$ 7,941